Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Lease Expenses and Other Information	For purposes of calculating lease liabilities for such leases, the Company have consolidated lease and non-lease components.
	Year ended March 31,
	2026	2025
	US$	US$
Operating lease expenses:
Amortization of right-of-use assets	171,543	157,428
Accretion of lease liabilities	12,780	15,870
Total operating lease expense	184,323	173,298
	As of March 31,
	2026	2025
	US$	US$
Operating lease expenses:
Short term lease expenses	143,880	129,069
Total operating lease expenses	184,323	173,298
	328,203	302,367
	Year ended March 31,
	2026	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating lease	186,958	170,912
Right-of-use assets obtained in exchange for new operating lease liabilities	-	180,208
Weighted-average remaining lease term – operating	2 years	2 years
Weighted average discount rate – operating	5.625%	5.625%

Schedule of Components of Operating Lease

The components of operating lease are as follows:

	As of March 31,
	2026	2025
	US$	US$
Right-of-use assets:
At the beginning of the year	328,203	302,367
Additions	-	180,208
Amortization for the year	(171,543)	(157,428)
Exchange adjustments	(2,832)	3,056
At the end of the year	153,828	328,203

	As of March 31,
	2026	2025
	US$	US$
Lease liabilities:
At the beginning of the year	327,283	299,086
New lease for the year	-	180,208
Repayments of principal portion of lease liabilities	(174,178)	(155,042)
Exchange adjustments	(2,810)	3,031
At the end of the year	150,295	327,283
	As of March 31,
	2026	2025
	US$	US$
Lease liabilities are classified as:
Current liabilities	135,073	175,315
Non-current liabilities	15,222	151,968
	150,295	327,283

Schedule of Maturity of Leases Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025 and 2026:

	As of March 31,
	2026	2025
	US$	US$
Year ending March 31,
2026	-	188,178
2027	139,005	140,552
2028	15,317	15,488
Total undiscounted lease payments	154,322	344,218
Less: future finance charges	(4,027)	(16,935)
	150,295	327,283